DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)							3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 09, 2021 USD ($)	Dec. 08, 2021 USD ($) $ / shares shares	Nov. 28, 2021 USD ($) $ / shares shares	Aug. 04, 2021 USD ($)	Jun. 13, 2021 $ / shares shares	Mar. 31, 2022 USD ($) segment $ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) segment $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)
Subsidiary, Sale of Stock [Line Items]
Reverse recapitalization, aggregate consideration			$ 550,000,000
Common stock, shares outstanding (in shares) | shares	66,915,204		15,554,790				66,915,204		66,915,204	66,647,242	9,392,361
Number of shares issued (in shares) | shares			3,250,000			3,250,000
Purchase price, per share (in dollars per share) | $ / shares				$ 7.00		$ 10.00
Common stock, shares issued (in shares) | shares	66,915,204		15,554,790				66,915,204		66,915,204	66,647,242	9,392,361
Forward purchase receivable	$ 58,184,000		$ 65,062,000				$ 58,184,000		$ 58,184,000	$ 60,050,189	$ 0
Reverse recapitalization, cash In trust account			77,784,265
Cash - PIPE Equity		$ 120,000,000	32,500,000
Equity		32,500,000
Transaction costs		47,667,386	47,667,386
Payment of Forward Purchase Receivable		$ 65,062,000	$ 65,062,414	$ 65,062,414						$ 65,062,414	$ 0	$ 0
Exchange ratio		0.9498	0.9498
Ownership percentage			76.70%
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Cash and cash equivalents	$ 69,935,000						$ 69,935,000	$ 22,476,000	$ 69,935,000	$ 105,027,484	$ 30,043,046	12,889,931
Restricted cash	2,768,000						2,768,000		2,768,000	2,768,000	0
Net loss							(36,211,000)	(14,205,000)		(69,222,605)	(34,436,576)	(65,402,000)
Net cash used in operating activities							$ (36,352,000)	(6,258,000)		$ (53,468,949)	(24,096,484)	(45,880,562)
Number of reportable segments | segment							2			2
Credit card receivables										$ 2,317,908	2,705,028	2,731,111
Allowance for doubtful accounts	157,000						$ 157,000		157,000	95,558	205,384	176,653		$ 141,282
Cash, FDIC insured amount	250,000						250,000		250,000	250,000
Inventory write-down							0	0		394,848	0	0
Interest expense							3,023,000	112,000		2,140,915	445,846	301,155
Employer contributions							$ 0			$ 0	0	0
Expected dividend yield							0.00%			0.00%
Cost of sales:							$ 40,531,000	35,929,000		$ 145,388,571	161,270,544	164,091,469
Research and development expense							476,000	476,000		2,018,564	2,485,573	2,856,051
Advertising expense							11,695,000	5,707,000		21,959,556	4,912,269	20,703,071
Future advertising expenses	$ 1,390,000						1,390,000		$ 1,390,000	78,041	9,192	500,184
Advisory, legal, accounting And management fees										4,829,360
Incremental transaction costs			$ 21,215,856
Transaction costs related to equity			6,212,454
Previously deferred costs			3,917,093
Derivative expense										$ 4,469,276
PIPE Convertible Notes
Subsidiary, Sale of Stock [Line Items]
Cash - PIPE Equity							$ 120,000,000
Software development costs
Subsidiary, Sale of Stock [Line Items]
Useful life							4 years			4 years
Outbound delivery fees
Subsidiary, Sale of Stock [Line Items]
Cost of sales:							$ 7,272,000	$ 6,633,000		$ 26,128,045	$ 25,275,183	$ 26,360,878
Accounts Receivable | Customer Concentration Risk | Largest Customer
Subsidiary, Sale of Stock [Line Items]
Concentration risk, percentage							31.60%			40.90%	54.30%
Convertible Debt | PIPE Convertible Notes
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount		$ 87,500,000	$ 87,500,000							$ 1,000
Debt issuance costs										10,534,127
Secured Debt | Line of Credit
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount					$ 45,000,000								$ 7,500,000
Debt instrument covenant, minimum unrestricted cash balance					$ 15,000,000
Debt instrument covenant, retail gross margin percentage					8.00%
Debt issuance costs										$ 669,677
Common Class A | ACM
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares) | shares	734,702						233,593		734,702	501,109
Common stock, shares issued (in shares) | shares				6,504,768
Gross proceeds of common stock									$ 6,878,000
Redemption Shareholders | Common Class A
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding (in shares) | shares			18,098,335
Remaining Shareholders | Common Class A
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding (in shares) | shares			7,776,665
Conversion ratio | shares			1
Sponsor Members
Subsidiary, Sale of Stock [Line Items]
Sponsor earnout shares subject to vesting under certain conditions (in shares) | shares			1,940,625
Sponsor Members | Common Class B
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding (in shares) | shares			6,468,750
Conversion ratio | shares			1
ACM
Subsidiary, Sale of Stock [Line Items]
Purchase price, per share (in dollars per share) | $ / shares				$ 7.00
ACM | Common Class A
Subsidiary, Sale of Stock [Line Items]
Purchase price, per share (in dollars per share) | $ / shares				$ 10.00
Common stock, shares issued (in shares) | shares				6,504,768
Forward purchase receivable										$ 60,050,189
Gross proceeds of common stock	$ 6,878,000			$ 65,062,414			$ 1,866,000		$ 6,878,000	$ 5,012,225